Provisions and Contingent Provisions (Details) - Schedule of Provisions Composition - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provisions Composition [Abstract]
Provisions for personnel salaries and expenses	$ 81,907	$ 99,424
Provisions for lawsuits and litigations	4,504	5,533
Provision for loyalty programmes	38	38
Provision for operational risks	2,993	5,149
Provision for other contingencies	19,391	63,232
Provisions for mandatory dividends	148,921	237,683
Provision for interest of perpetual bonds	5,112	4,966
Provisions for contingent loan	21,105	44,997
Total	$ 283,971	$ 461,022